COLUMBIA FUNDS SERIES TRUST II

Registration Nos. 333-132211; 811-21862

CERTIFICATE PURSUANT TO

17 C.F.R. 230.497(j)

The undersigned hereby certifies on behalf of Columbia Funds Series Trust II (the “Trust”) that the form of prospectuses and statement of additional information for the Trust that would have been filed pursuant to 17 C.F.R. 230.497(c) do not differ from the prospectuses and statement of additional information contained in Post-Effective Amendment No. 7 under the 1933 Act and Amendment No. 9 under the 1940 Act, the text of which was filed electronically on February 26, 2010.

IN WITNESS WHEREOF, the Trust has caused this certificate to be executed on its behalf by the undersigned on the 3rd day of March, 2010.

COLUMBIA FUNDS SERIES TRUST II

/S/ PETER T. FARIEL
Peter T. Fariel Assistant Secretary